Profit from Operations - Restructuring and Integration Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trademarks and Similar Intangibles
Expense Of Restructuring Activities [Line Items]
Amortisation and impairment of intangibles	£ 481	£ 377	£ 383
Kodiak and Other Brands
Expense Of Restructuring Activities [Line Items]
Impairment charges of intangibles	£ 129
Top of Range | Trademarks and Similar Intangibles
Expense Of Restructuring Activities [Line Items]
Intangibles assets expected useful lives	20 years